Fair values of financial instruments carried at fair value - Quantitative information about significant unobservable inputs in Level 3 valuations (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) bid_quote	Dec. 31, 2017 USD ($) bid_quote	Dec. 31, 2016 bid_quote
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 2,471,203	$ 2,433,785
Financial liabilities	$ 2,260,288	2,220,739
Percentage of inputs that fall within the core range	90.00%
Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 16,674	12,388
Financial liabilities	7,142	6,144
Level 3 | Recurring fair value measurement | Private equity including strategic investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	12
Level 3 | Recurring fair value measurement | Structured notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	5,374	4,180
Level 3 | Recurring fair value measurement | – equity-linked notes one
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	3,882
Level 3 | Recurring fair value measurement | – equity-linked notes two
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities
Level 3 | Recurring fair value measurement | – fund-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	83
Level 3 | Recurring fair value measurement | – FX-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	1,382
Level 3 | Recurring fair value measurement | – other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	27
Level 3 | Recurring fair value measurement | Other derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	1,755	1,944
Level 3 | Recurring fair value measurement | Other portfolios
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	1	0
Level 3 | Recurring fair value measurement | – other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	1
Level 3 | Recurring fair value measurement | Private equity including strategic investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	5,553	3,508
Level 3 | Recurring fair value measurement | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2,202	2,577
Level 3 | Recurring fair value measurement | – CLO/CDO
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	394
Level 3 | Recurring fair value measurement | – other ABSs
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,808
Level 3 | Recurring fair value measurement | Loans held for securitisation
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	49	24
Level 3 | Recurring fair value measurement | Structured notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	3
Level 3 | Recurring fair value measurement | – other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	3
Level 3 | Recurring fair value measurement | Derivatives with monolines
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	65	$ 113
Level 3 | Recurring fair value measurement | Other derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2,358
Level 3 | Recurring fair value measurement | Other portfolios
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	6,443
Level 3 | Recurring fair value measurement | – structured certificates
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	3,013
Level 3 | Recurring fair value measurement | – other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	3,430
Level 3 | Recurring fair value measurement | Interest rate | securitisation swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	700
Level 3 | Recurring fair value measurement | Interest rate | long-dated swaptions
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	27
Level 3 | Recurring fair value measurement | Interest rate | other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	148
Level 3 | Recurring fair value measurement | Interest rate | securitisation swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	233
Level 3 | Recurring fair value measurement | Interest rate | long-dated swaptions
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,019
Level 3 | Recurring fair value measurement | Interest rate | other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	250
Level 3 | Recurring fair value measurement | Foreign exchange | other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	77
Level 3 | Recurring fair value measurement | Foreign exchange | FX options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	244
Level 3 | Recurring fair value measurement | Foreign exchange | FX options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	186
Level 3 | Recurring fair value measurement | Foreign exchange | other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	113
Level 3 | Recurring fair value measurement | Equities | other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	216
Level 3 | Recurring fair value measurement | Equities | long-dated single stock options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	267
Level 3 | Recurring fair value measurement | Equities | other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	310
Level 3 | Recurring fair value measurement | Equities | long-dated single stock options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	215
Level 3 | Recurring fair value measurement | Credit | other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	76
Level 3 | Recurring fair value measurement | Credit | other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 32
Bottom of range | Recurring fair value measurement | Interest rate | securitisation swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Prepayment rate liabilities	6.00%	20.00%
Bottom of range | Recurring fair value measurement | Interest rate | long-dated swaptions
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
IR volatility liabilities	13.00%	8.00%
Bottom of range | Recurring fair value measurement | Foreign exchange | FX options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
FX volatility liabilities	1.00%	0.70%
Bottom of range | Recurring fair value measurement | Equities | long-dated single stock options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Equity volatility assets	5.00%	7.00%
Top of range | Recurring fair value measurement | Interest rate | securitisation swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Prepayment rate liabilities	7.00%	90.00%
Top of range | Recurring fair value measurement | Interest rate | long-dated swaptions
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
IR volatility liabilities	39.00%	41.00%
Top of range | Recurring fair value measurement | Foreign exchange | FX options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
FX volatility liabilities	27.00%	50.00%
Top of range | Recurring fair value measurement | Equities | long-dated single stock options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Equity volatility assets	83.00%	84.00%
Bottom of range | Recurring fair value measurement | Interest rate | securitisation swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Prepayment rate liabilities	6.00%	20.00%
Bottom of range | Recurring fair value measurement | Interest rate | long-dated swaptions
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
IR volatility liabilities	14.00%	15.00%
Bottom of range | Recurring fair value measurement | Foreign exchange | FX options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
FX volatility liabilities	7.00%	5.00%
Bottom of range | Recurring fair value measurement | Equities | long-dated single stock options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Equity volatility assets	5.00%	15.00%
Top of range | Recurring fair value measurement | Interest rate | securitisation swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Prepayment rate liabilities	7.00%	90.00%
Top of range | Recurring fair value measurement | Interest rate | long-dated swaptions
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
IR volatility liabilities	36.00%	31.00%
Top of range | Recurring fair value measurement | Foreign exchange | FX options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
FX volatility liabilities	12.00%	11.00%
Top of range | Recurring fair value measurement | Equities | long-dated single stock options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Equity volatility assets	81.00%	44.00%
Market proxy | Bottom of range | Recurring fair value measurement | – CLO/CDO
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Prepayment rate assets	0.00%	2.00%
Bid quotes | bid_quote	0	0
Market proxy | Bottom of range | Recurring fair value measurement | – other ABSs
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Bid quotes | bid_quote	0		0
Market proxy | Top of range | Recurring fair value measurement | – CLO/CDO
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Prepayment rate assets	10.00%	7.00%
Bid quotes | bid_quote	100	101
Market proxy | Top of range | Recurring fair value measurement | – other ABSs
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Bid quotes | bid_quote	271		103
Market proxy | Bottom of range | Recurring fair value measurement | – CLO/CDO
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Prepayment rate assets	0.00%	2.00%
Bid quotes | bid_quote	50	6
Market proxy | Bottom of range | Recurring fair value measurement | – other ABSs
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Bid quotes | bid_quote	71		34
Market proxy | Top of range | Recurring fair value measurement | – CLO/CDO
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Prepayment rate assets	10.00%	7.00%
Bid quotes | bid_quote	100	53
Market proxy | Top of range | Recurring fair value measurement | – other ABSs
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Bid quotes | bid_quote	99		98
Model – Option model | Bottom of range | Recurring fair value measurement | – equity-linked notes one
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Equity volatility assets	8.00%	7.00%
Model – Option model | Bottom of range | Recurring fair value measurement | – equity-linked notes two
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Equity correlation	17.00%	33.00%
Model – Option model | Bottom of range | Recurring fair value measurement | – fund-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fund volatility	21.00%	6.00%
Model – Option model | Bottom of range | Recurring fair value measurement | – FX-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
FX volatility liabilities	1.00%	3.00%
Model – Option model | Bottom of range | Recurring fair value measurement | Interest rate | long-dated swaptions
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
IR volatility assets	13.00%	8.00%
Model – Option model | Bottom of range | Recurring fair value measurement | Foreign exchange | FX options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
FX volatility assets	1.00%	0.70%
Model – Option model | Bottom of range | Recurring fair value measurement | Equities | long-dated single stock options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Equity volatility liabilities	5.00%	7.00%
Model – Option model | Top of range | Recurring fair value measurement | – equity-linked notes one
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Equity volatility assets	79.00%	47.00%
Model – Option model | Top of range | Recurring fair value measurement | – equity-linked notes two
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Equity correlation	93.00%	95.00%
Model – Option model | Top of range | Recurring fair value measurement | – fund-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fund volatility	21.00%	15.00%
Model – Option model | Top of range | Recurring fair value measurement | – FX-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
FX volatility liabilities	27.00%	20.00%
Model – Option model | Top of range | Recurring fair value measurement | Interest rate | long-dated swaptions
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
IR volatility assets	39.00%	41.00%
Model – Option model | Top of range | Recurring fair value measurement | Foreign exchange | FX options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
FX volatility assets	27.00%	50.00%
Model – Option model | Top of range | Recurring fair value measurement | Equities | long-dated single stock options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Equity volatility liabilities	83.00%	84.00%
Model – Option model | Bottom of range | Recurring fair value measurement | – equity-linked notes one
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Equity volatility assets	13.00%	14.00%
Model – Option model | Bottom of range | Recurring fair value measurement | – equity-linked notes two
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Equity correlation	40.00%	45.00%
Model – Option model | Bottom of range | Recurring fair value measurement | – fund-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fund volatility	21.00%	6.00%
Model – Option model | Bottom of range | Recurring fair value measurement | – FX-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
FX volatility liabilities	3.00%	4.00%
Model – Option model | Bottom of range | Recurring fair value measurement | Interest rate | long-dated swaptions
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
IR volatility assets	14.00%	15.00%
Model – Option model | Bottom of range | Recurring fair value measurement | Foreign exchange | FX options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
FX volatility assets	7.00%	5.00%
Model – Option model | Bottom of range | Recurring fair value measurement | Equities | long-dated single stock options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Equity volatility liabilities	5.00%	15.00%
Model – Option model | Top of range | Recurring fair value measurement | – equity-linked notes one
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Equity volatility assets	53.00%	30.00%
Model – Option model | Top of range | Recurring fair value measurement | – equity-linked notes two
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Equity correlation	77.00%	72.00%
Model – Option model | Top of range | Recurring fair value measurement | – fund-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fund volatility	21.00%	15.00%
Model – Option model | Top of range | Recurring fair value measurement | – FX-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
FX volatility liabilities	25.00%	13.00%
Model – Option model | Top of range | Recurring fair value measurement | Interest rate | long-dated swaptions
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
IR volatility assets	36.00%	31.00%
Model – Option model | Top of range | Recurring fair value measurement | Foreign exchange | FX options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
FX volatility assets	12.00%	11.00%
Model – Option model | Top of range | Recurring fair value measurement | Equities | long-dated single stock options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Equity volatility liabilities	81.00%	44.00%
Model – Discounted cash flow | Bottom of range | Recurring fair value measurement | Derivatives with monolines
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Credit spread	0.20%	0.40%
Model – Discounted cash flow | Bottom of range | Recurring fair value measurement | – structured certificates
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Credit volatility	2.00%	2.00%
Model – Discounted cash flow | Bottom of range | Recurring fair value measurement | Interest rate | securitisation swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Prepayment rate assets	6.00%	20.00%
Model – Discounted cash flow | Top of range | Recurring fair value measurement | Derivatives with monolines
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Credit spread	1.00%	3.00%
Model – Discounted cash flow | Top of range | Recurring fair value measurement | – structured certificates
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Credit volatility	4.00%	4.00%
Model – Discounted cash flow | Top of range | Recurring fair value measurement | Interest rate | securitisation swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Prepayment rate assets	7.00%	90.00%
Model – Discounted cash flow | Bottom of range | Recurring fair value measurement | Derivatives with monolines
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Credit spread	0.20%	1.00%
Model – Discounted cash flow | Bottom of range | Recurring fair value measurement | – structured certificates
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Credit volatility	2.00%	2.00%
Model – Discounted cash flow | Bottom of range | Recurring fair value measurement | Interest rate | securitisation swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Prepayment rate assets	6.00%	20.00%
Model – Discounted cash flow | Top of range | Recurring fair value measurement | Derivatives with monolines
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Credit spread	1.00%	3.00%
Model – Discounted cash flow | Top of range | Recurring fair value measurement | – structured certificates
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Credit volatility	4.00%	4.00%
Model – Discounted cash flow | Top of range | Recurring fair value measurement | Interest rate | securitisation swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Prepayment rate assets	7.00%	90.00%